Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

(In millions) Identity of issue	Description of investment	Current value
*Plan's interest in Master Trust, at fair value		$969.4
*Notes receivable from participants	(1)	$12.7

*Represents parties in interest to the Plan.

(1) Loans are consummated at a fixed rate (the current prime rate plus 1.00%) with maturity dates through October 19, 2035. Interest rates range from 4.25% to 9.50% on loans outstanding.